CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 78,257	485,556	544,318
Restricted cash	2,042	12,669	71,662
Time deposits	67,031	415,903	121,085
Short-term investments	11,311	70,182
Accounts receivable	11,998	74,445	62,522
Prepayments and other current assets	25,447	157,887	94,273
Deferred tax assets, current portion	6,408	39,761	16,016
Total current assets	202,494	1,256,403	909,876
Non-current assets:
Property and equipment, net	6,620	41,075	36,213
Intangible assets, net	541	3,354	3,377
Deposits	1,623	10,071	5,939
Long-term investments	1,072	6,652
Deferred tax assets, non-current	55	343	157
Other non-current assets	289	1,794	2,738
Total non-current assets	10,200	63,289	48,424
TOTAL ASSETS	212,694	1,319,692	958,300
Current liabilities:
Short-term loans (including short-term loans of the consolidated VIEs without recourse to 500.com Limited of RMB12,802 and Nil as of December 31, 2013 and 2014, respectively)			12,802
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to 500.com Limited of RMB8,336 and RMB 24,828 (US$4,002) as of December 31, 2013 and 2014, respectively)	4,936	30,634	13,012
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB72,857 and RMB100,367 (US$16,176) as of December 31, 2013 and 2014, respectively)	19,016	117,992	88,246
Income tax payable (including income tax payable of the consolidated VIEs without recourse to 500.com Limited of RMB1,863 and RMB4,680 (US$754) as of December 31, 2013 and 2014, respectively)	1,491	9,250	4,507
Total current liabilities	25,443	157,876	118,567
Non-current liabilities:
Long-term payables (including long-term payables of the consolidated VIEs without recourse to 500.com Limited of RMB29,328 and RMB 42,540 (US$6,856) as of December 31, 2013 and 2014, respectively)	7,123	44,194	30,313
Total non-current liabilities	7,123	44,194	30,313
TOTAL LIABILITIES	32,566	202,070	148,880
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	178,293	1,106,234	967,233
Accumulated other comprehensive income	3,648	22,637	10,492
Accumulated deficit	(1,833)	(11,370)	(168,419)
Total shareholders' equity	180,128	1,117,622	809,420
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 212,694	1,319,692	958,300